Inventory	12 Months Ended
Dec. 31, 2012
Inventory

6. Inventory

Inventory consisted of the following:

	December 31,
	2011	2012
Raw materials and work in progress	$7,052,333	$5,733,393
Finished goods and merchandise goods	25,836,312	16,886,481

	$32,888,645	$22,619,874

As of December 31, 2011 and 2012, a portion of finished goods and merchandise goods and certain raw materials and work in process inventory were in excess of the Group’s current requirements based on the recent level of sales. The Group recorded inventory write-downs of $6,706,376 and $4,499,539 as of December 31, 2011 and 2012 primarily for obsolete and slow-moving finished goods and merchandise inventory.